UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)        (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1.   REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007

Mid-Cap Fund

Small-Cap Fund

May 31, 2007

(Unaudited)

Capital Management

Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

Mid Cap

An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small Cap

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at the link below or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2007.

For More Information on Your Capital Management Fund:

See Our Web site @ www.shieldsandco.com

or

Call Our Shareholder Services Group Toll-Free at 1-888-626-3863.

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,132.70	$7.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

Mid-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,128.60	$11.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30

Small-Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period**
Actual	$1,000.00	$1,099.20	$7.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54

Small-Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Expenses Paid During Period**
Actual	$1,000.00	$1,097.30	$9.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.76	$9.25

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 2.25% for Investor Shares). The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratio (1.50% for Institutional Shares and 1.84% for Investor Shares). The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 93.13%			Healthcare - Services - 6.78%
			* LifePoint Hospitals, Inc.	15,000	$ 608,850
Aerospace/Defense - 4.36%			Quest Diagnostics
Rockwell Collins Inc.	10,000	$ 706,700	Incorporated	10,000	490,200
					1,099,050
Biotechnology - 2.15%			Household Products/Wares - 2.07%
* Medimmune Inc.	6,000	347,280	The Clorox Company	5,000	335,700

Coal - 2.49%			Mining - 4.49%
Arch Coal, Inc.	10,000	403,800	Cameco Corporation	14,000	727,580

Commercial Services - 4.12%			Miscellaneous Manufacturing - 3.75%
* FTI Consulting, Inc.	18,000	667,440	Parker Hannifin Corporation	6,000	608,160

Computers - 5.22%			Oil & Gas - 3.66%
* Affiliated Computer			Rowan Companies, Inc.	15,000	592,200
Services, Inc.	6,000	350,100
Diebold, Inc.	10,000	495,800	Oil & Gas Services - 11.30%
		845,900	* Cameron International Corp	10,000	709,000
Electric - 3.60%			* Superior Energy Services	15,000	602,400
Edison International	10,000	582,700	* Universal Compression
			Holdings, Inc.	7,000	520,170
Electronics - 6.51%					1,831,570
Amphenol Corporation	9,000	322,020	Semiconductors - 3.39%
* Flextronics International Ltd.	30,000	346,500	Kia-Tencor Corporation	10,000	549,800
Garmin Ltd.	6,000	385,980
		1,054,500	Software - 2.14%
Environmental Control - 6.74%			* VeriFone Holdings, Inc.	10,000	346,300
Republic Services, Inc.	15,000	454,200
* Stericycle, Inc.	7,000	638,190	Telecommunications - 1.96%
		1,092,390	Citizens Communications Co.	20,000	317,000
Food - 3.93%
ConAgra Foods Inc.	16,000	408,000	Transportation - 2.80%
Dean Foods Company	7,000	229,320	Con-way Inc.	8,000	453,600
		637,320
Forest Products & Paper - 1.27%			Total Common Stocks (Cost $11,119,305)		15,089,724
Louisiana-Pacific Corporation	10,000	205,000
			EXCHANGE TRADED FUND - 2.02%
Gas - 4.36%			* streetTRACKS Gold Trust
Energen Corporation	12,000	707,040	(Cost $324,200)	5,000	327,700

Healthcare - Products - 6.04%
Dentsply International, Inc.	14,600	527,644
STERIS Corporation	15,000	451,050
		978,694
					(Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2007
	Shares	Market Value (Note 1)

INVESTMENT COMPANY - 3.08%
Merrimac Cash Series Trust, 5.15%
(Cost $499,323)	499,323	$ 499,323

Total Investments
(Cost $11,942,828) - 98.23%		$ 15,916,747
Other Assets less Liabilities - 1.77%		286,474

Net Assets - 100.00%		$ 16,203,221

*	Non-income producing investment.

Summary of Investments by Industry
	% of Net Assets	Market Value
Industry
Aerospace/Defense	4.36%	$ 706,700
Biotechnology	2.15%	347,280
Coal	2.49%	403,800
Commercial Services	4.12%	667,440
Computers	5.22%	845,900
Electric	3.60%	582,700
Electronics	6.51%	1,054,500
Environmental Control	6.74%	1,092,390
Exchange Traded Fund	2.02%	327,700
Food	3.93%	637,320
Forest Products & Paper	1.27%	205,000
Gas	4.36%	707,040
Healthcare - Products	6.04%	978,694
Healthcare - Services	6.78%	1,099,050
Household Products/Wares	2.07%	335,700
Investment Company	3.08%	499,323
Mining	4.49%	727,580
Miscellaneous Manufacturing	3.75%	608,160
Oil & Gas	3.66%	592,200
Oil & Gas Services	11.30%	1,831,570
Semiconductors	3.39%	549,800
Software	2.14%	346,300
Telecommunications	1.96%	317,000
Transportation	2.80%	453,600
Total	98.23%	$ 15,916,747
See Notes to Financial Statements

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 95.72%				Mining - 6.10%
				*	Energy Metals Corporation	20,000	$ 341,000
Biotechnology - 6.08%				*	Kinross Gold Corporation	22,235	296,615
*ì	Crucell NV	10,000	$ 231,200				637,615
* Martek Biosciences Corporation		10,000	209,300	Miscellaneous Manufacturers - 3.83%
* SuperGen Inc.		30,000	194,100	American Railcar Industries, Inc.		10,000	401,100
			634,600
Distribution/Wholesale - 3.32%				Oil & Gas - 6.58%
Watsco, Inc.		5,500	347,655		Cabot Oil & Gas Corporation	6,000	234,000
				*	McMoRan Exploration Co.	30,000	454,500
Electric - 3.87%							688,500
Cleco Corporation		15,000	404,700	Oil & Gas Services - 5.28%
					Gulf Island Fabrication, Inc.	7,000	231,910
Electronics - 5.42%				*	Input/Output, Inc.	20,000	320,600
* Checkpoint Systems Inc.		8,500	212,755				552,510
* Dionex Corporation		5,000	354,500	Pharmaceuticals - 3.78%
			567,255	*	VCA Antech, Inc.	10,000	395,800
Engineering & Construction - 4.47%
Chicago Bridge & Iron				Real Estate Investment Trust - 7.51%
Company NV		12,000	467,520		Ashford Hopitality Trust	20,000	248,200
					National Retail Properties, Inc.	11,000	266,750
Entertainment - 3.40%					Rayonier Inc.	6,000	269,760
* Lions Gate Entertainment Corp.		30,000	355,500				784,710
				Semiconductors - 2.57%
Food - 2.69%				*	Brooks Automation, Inc.	15,225	269,330
Tootsie Roll Industries, Inc.		10,000	281,000
				Software - 2.86%
Gas - 2.97%				*	Parametric Technology
South Jersey Industries, Inc.		8,000	310,960		Corporation	16,000	298,880

Healthcare - Products - 4.94%				Telecommunications - 8.04%
* ResMed Inc.		5,000	225,400	*	Arris Group Inc.	25,000	411,250
* Respironics Inc.		6,600	291,390	*	Level 3 Communications, Inc.	40,223	234,156
			516,790	*	RF Micro Devices, Inc.	30,000	195,900
Healthcare - Services - 2.73%							841,306
* Sun Healthcare Group Inc.		20,000	286,000	Water - 2.36%
					Southwest Water Company	18,940	246,599
Insurance - 3.95%
Platinum Underwriters Holdings,				Total Common Stocks (Cost $7,329,043)			10,012,360
Ltd.		12,000	413,280
				INVESTMENT COMPANY - 3.84%
Internet - 2.97%					Merrimac Cash Series Trust , 5.15%
* Online Resources Corporation		25,000	310,750		(Cost $402,053)	402,053	402,053
(Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2007

Total Investments (Cost $7,731,096) - 99.56%			$ 10,414,413
Other Assets less Liabilities - 0.44%			46,440

Net Assets - 100.00%			$ 10,460,853

*	Non-income producing investment.
ì	American Depositary Receipt.

The following abbreviation is used in this portfolio:

NV - Naamloze Vennootschap (Dutch)

Summary of Investments by Industry
		% of Net Assets	Market
Industry			Value
Biotechnology		6.08%	$ 634,600
Distribution/Wholesale		3.32%	347,655
Electric		3.87%	404,700
Electronics		5.42%	567,255
Engineering & Construction		4.47%	467,520
Entertainment		3.40%	355,500
Food		2.69%	281,000
Gas		2.97%	310,960
Healthcare - Products		4.94%	516,790
Healthcare - Services		2.73%	286,000
Investment Company		3.84%	402,053
Insurance		3.95%	413,280
Internet		2.97%	310,750
Mining		6.10%	637,615
Miscellaneous Manufacturers		3.83%	401,100
Oil & Gas		6.58%	688,500
Oil & Gas Services		5.28%	552,510
Pharmaceuticals		3.78%	395,800
Real Estate Investment Trust		7.51%	784,710
Semiconductors		2.57%	269,330
Software		2.86%	298,880
Telecommunications		8.04%	841,306
Water		2.36%	246,599
Total		99.56%	$ 10,414,413

See Notes to Financial Statements

Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Mid-Cap	Small-Cap
As of May 31, 2007	Fund	Fund

Assets:
Investments, at cost	$ 11,942,828	$ 7,731,096
Investments, at value (note 1)	$ 15,916,747	$ 10,414,413
Receivables:
Investments sold	440,380	-
Fund shares sold	271	269,386
Dividends and interest	21,395	4,411
Prepaid expenses
Fund accounting fees (note 2)	3,000	3,000
Compliance services fees (note 2)	292	324
Other expenses	8,699	5,943
Due from affiliates:
Advisor (note 2)	-	39

Total Assets	16,390,784	10,697,516

Liabilities:
Payables:
Investments purchased	147,025	196,527
Fund shares repurchased	27,676	28,735
Accrued expenses	12,862	11,401

Total Liabilities	187,563	236,663

Net Assets	$ 16,203,221	$ 10,460,853

Net Assets Consist of:
Capital (par value and paid in surplus)	10,823,670	6,725,603
Accumulated net investment income (loss)	77,700	(11,621)
Accumulated net realized gain on investments	1,327,932	1,063,554
Net unrealized appreciation in investments	3,973,919	2,683,317

Total Net Assets	$ 16,203,221	$ 10,460,853

Institutional Shares Outstanding, $0.01 par value
(unlimited shares authorized)	732,047	480,106
Net Assets - Institutional Shares	$ 15,814,077	$ 10,323,450
Net Asset Value, Maximum Offering and Redemption Price Per Share	$ 21.60	$ 21.50

Investor Shares Outstanding, $0.01 par value
(unlimited shares authorized)	19,626	6,584
Net Assets - Investor Shares	$ 389,144	$ 137,403
Net Asset Value and Redemption Price Per Share	$ 19.83	$ 20.87
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value ÷ 0.97)	$ 20.44
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value ÷ 0.97)		$ 21.52

See Notes to Financial Statements

Capital Management Funds

Statements of Operations
(Unaudited)
	Mid-Cap	Small-Cap
For the six month period ended May 31, 2007	Fund	Fund

Investment Income:
Dividends	$ 191,779	$ 62,931
Foreign withholding tax	(164)	(130)

Total Investment Income	191,615	62,801

Expenses:
Advisory fees (note 2)	75,025	49,435
Administration fees (note 2)	12,000	12,000
Transfer agent fees (note 2)	13,745	13,745
Registration and filing administration fees (note 2)	2,244	1,496
Fund accounting fees (note 2)	18,750	18,495
Compliance services fees (note 2)	1,938	1,938
Custody fees (note 2)	2,498	2,359
Distribution and service fees - Investor Shares (note 3)	1,438	654
Legal fees	8,303	8,302
Audit and tax preparation fees	7,480	7,481
Registration and filing expenses	3,038	2,996
Printing expenses	948	748
Trustees' fees and meeting expenses	2,992	2,992
Securities pricing fees	1,596	1,370
Other operating expenses	2,992	2,494

Total Expenses	154,987	126,505

Expenses reimbursed by Advisor (note 2)	-	(2,288)
Advisory fees waived (note 2)	(41,072)	(49,435)
Distribution and service fees waived (note 3)	-	(360)

Net Expenses	113,915	74,422

Net Investment Income (Loss)	77,700	(11,621)

Net Realized and Unrealized (Loss) Gain from Investments:

Net realized gain from investments	1,345,262	1,062,263
Change in unrealized appreciation on investments	482,763	(93,030)

Net Realized and Unrealized Gain on Investments	1,828,025	969,233

Net Increase in Net Assets Resulting from Operations	$1,905,725	$ 957,612

See Notes to Financial Statements

Capital Management Funds

Statements of Changes in Net Assets
	Mid-Cap Fund		Small-Cap Fund
	May 31,	November 30,	May 31,	November 30,
For the six month period ended or fiscal year ended	2007 (a)	2006	2007 (a)	2006

Operations:
Net investment income (loss)	$ 77,700	$ (91,358)	$ (11,621)	$ (60,459)
Net realized gain from
investment transactions	1,345,262	564,090	1,062,263	381,035
Change in unrealized appreciation
on investments	482,763	963,185	(93,030)	937,815

Net Increase in Net Assets
Resulting from Operations	1,905,725	1,435,917	957,612	1,258,391
Distributions to Shareholders: (note 5)
Net realized gain from investment transactions
Institutional Shares	(471,576)	(1,119,885)	(367,669)	(257,639)
Investor Shares	(12,914)	(39,852)	(7,763)	(5,339)
Decrease in Net Assets
Resulting from Distributions	(484,490)	(1,159,737)	(375,432)	(262,978)
Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	5,193	2,649,079	22,052	544,133
Reinvested dividends and distributions	439,973	1,068,824	301,881	225,122
Shares repurchased	(2,663,328)	(502,597)	(694,761)	(144,067)
Investor Shares
Shares sold	18,174	-	-	823
Reinvested dividends and distributions	12,914	39,852	7,763	5,339
Shares repurchased	(85,733)	(62,878)	(73,723)	(505)
(Decrease) Increase from
Capital Share Transactions	(2,272,807)	3,192,280	(436,788)	630,845
Net (Decrease) Increase in Net Assets	(851,572)	3,468,460	145,392	1,626,258

Net Assets:
Beginning of period	17,054,793	13,586,333	10,315,461	8,689,203
End of period	$16,203,221	$ 17,054,793	$10,460,853	$ 10,315,461

Accumulated Net Investment Income (Loss)	$ 77,700	$ -	$ (11,621)	$ -

(a) Unaudited.

See Notes to Financial Statements

Capital Management Mid-Cap Fund

Financial Highlights
	Institutional Shares
For a share outstanding during the	May 31,		November 30,
six month period or fiscal year ended	2007 (a)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$ 19.65		$ 19.51	$ 18.88	$ 16.27	$ 13.81	$ 14.80
Income from Investment Operations:
Net investment income (loss)	0.11		(0.10)	(0.06)	(0.07)	(0.02)	0.03
Net realized and unrealized gain
(loss) on securities	2.42		1.90	1.82	2.68	2.48	(0.99)
Total from Investment Operations	2.53		1.80	1.76	2.61	2.46	(0.96)
Less Distributions:
Distributions (from capital gains)	(0.58)		(1.66)	(1.13)	-	-	(0.03)
Total Distributions	(0.58)		(1.66)	(1.13)	-	-	(0.03)
Net Asset Value, End of Period	$ 21.60		$ 19.65	$ 19.51	$ 18.88	$ 16.27	$ 13.81
Total Return	13.27%		9.81%	9.93%	15.97%	17.89%	(6.49)%
Net Assets, End of Period (in thousands)	$ 15,814		$ 16,643	$ 13,148	$ 12,132	$ 8,939	$ 7,784
Average Net Assets for the Period (in thousands)	$ 14,662		$ 15,876	$ 12,390	$ 11,478	$ 7,617	$ 7,731
Ratio of Gross Expenses to Average Net Assets (c)	2.05	(b)	1.95%	2.19%	2.22%	2.79%	2.72%
Ratio of Net Expenses to Average Net Assets (c)	1.50	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income
(Loss) to Average Net Assets	1.06	(b)	(0.54%)	(0.32%)	(0.37%)	(0.17%)	0.23%
Portfolio Turnover Rate	28.45%		54.05%	72.76%	56.56%	83.42%	48.46%

	Investor Shares
For a share outstanding during the	May 31,		November 30,
six month period or fiscal year ended	2007 (a)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$ 18.15		$ 18.24	$ 17.86	$ 15.51	$ 13.26	$ 14.26
Income from Investment Operations:
Net investment income (loss)	0.03		(0.25)	(0.20)	(0.20)	(0.13)	(0.08)
Net realized and unrealized gain
(loss) on securities	2.23		1.82	1.71	2.55	2.38	(0.92)
Total from Investment Operations	2.26		1.57	1.51	2.35	2.25	(1.00)
Less Distributions:
Distributions (from capital gains)	(0.58)		(1.66)	(1.13)	-	-	-
Total Distributions	(0.58)		(1.66)	(1.13)	-	-	-
Net Asset Value, End of Period	$ 19.83		$ 18.15	$ 18.24	$ 17.86	$ 15.51	$ 13.26
Total Return (d)	12.86%		9.18%	9.05%	15.15%	16.97%	(7.01)%
Net Assets, End of Period (in thousands)	$ 389		$ 412	$ 438	$ 492	$ 494	$ 549
Average Net Assets for the Period (in thousands)	$ 384		$ 441	$ 469	$ 494	$ 449	$ 621
Ratio of Gross Expenses to
Average Net Assets (c)	2.80%	(b)	2.70%	2.96%	2.97%	3.55%	3.48%
Ratio of Net Expenses to Average Net Assets (c)	2.25%	(b)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Income
(Loss) to Average Net Assets	0.31%	(b)	(1.29%)	(1.05%)	(1.11%)	(0.92)%	(0.51)%
Portfolio Turnover Rate	28.45%		54.05%	72.76%	56.56%	83.42%	48.46%

(a) Unaudited.
(b) Annualized.
(c)						The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Total return does not reflect payment of sales charge.
See Notes to Financial Statements

Capital Management Small-Cap Fund

Financial Highlights
	Institutional Shares
For a share outstanding during the	May 31,		November 30,
six month period or fiscal year ended	2007 (a)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$ 20.34		$ 18.39	$ 16.45	$ 15.09	$ 12.12	$ 11.88
Income from Investment Operations:
Net investment loss	(0.02)		(0.12)	(0.08)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain on securities	1.96		2.62	2.02	1.59	3.01	0.26
Total from Investment Operations	1.94		2.50	1.94	1.54	2.97	0.24
Less Distributions:
Distributions (from capital gains)	(0.78)		(0.55)	-	(0.18)	-	-
Total Distributions	(0.78)		(0.55)	-	(0.18)	-	-
Net Asset Value, End of Period	$ 21.50		$ 20.34	$ 18.39	$ 16.45	$ 15.09	$ 12.12
Total Return	9.92%		14.02%	11.79%	10.31%	24.50%	2.02%
Net Assets, End of Period (in thousands)	$ 10,323		$ 10,119	$ 8,517	$ 6,684	$ 2,715	$ 1,231
Average Net Assets for the Period (in thousands)	$ 9,739		$ 9,447	$ 7,695	$ 5,063	$ 1,892	$ 598
Ratio of Gross Expenses to Average Net Assets (c)	2.55%	(b)	2.54%	2.92%	3.74%	8.06%	21.46%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment
Loss to Average Net Assets	(0.23%)	(b)	(0.62%)	(0.50%)	(0.42%)	(0.37%)	(0.29%)
Portfolio Turnover Rate	31.06%		40.88%	23.25%	58.67%	61.51%	29.61%

	Investor Shares
For a share outstanding during the	May 31,		November 30,
six month period or fiscal year ended	2007 (a)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$ 19.80		$ 17.94	$ 16.08	$ 14.76	$ 11.88	$ 11.65
Income from Investment Operations:
Net investment loss	(0.07)		(0.17)	(0.12)	(0.07)	(0.04)	(0.01)
Net realized and unrealized gain on securities	1.92		2.58	1.98	1.57	2.92	0.24
Total from Investment Operations	1.85		2.41	1.86	1.50	2.88	0.23
Less Distributions:
Distributions (from capital gains)	(0.78)		(0.55)	-	(0.18)	-	-
Total Distributions	(0.78)		(0.55)	-	(0.18)	-	-
Net Asset Value, End of Period	$ 20.87		$ 19.80	$ 17.94	$ 16.08	$ 14.76	$ 11.88
Total Return (d)	9.73%		13.87%	11.57%	10.26%	24.14%	2.06%
Net Assets, End of Period (in thousands)	$ 137		$ 196	$ 172	$ 100	$ 91	$ 69
Average Net Assets for the Period (in thousands)	$ 175		$ 183	$ 152	$ 92	$ 75	$ 70
Ratio of Gross Expenses to Average Net Assets (c)	3.30%	(b)	3.29%	3.64%	4.34%	8.25%	25.73%
Ratio of Net Expenses to Average Net Assets (c)	1.84%	(b)	1.80%	1.76%	1.58%	1.52%	1.53%
Ratio of Net Investment
Loss to Average Net Assets	(0.57%)	(b)	(0.92%)	(0.78%)	(0.49)%	(0.37)%	(0.10)%
Portfolio Turnover Rate	31.06%		40.88%	23.25%	58.67%	61.51%	29.61%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Total return does not reflect payment of sales charge.
See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “ Trustees ” ) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As of November 30, 2006 the Funds were considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.

2. Agreements

Advisor

The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current period. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years is listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the current period, are included in Table 2.

Table 1
Fund	2009	2008	2007
Mid-Cap Fund	$73,673	$89,307	$86,066
Small-Cap Fund	$100,092	$111,487	$115,444

Table 2
Advisor Fees		Expense Limitation Ratio			Advisor Fees Waived		Expenses Reimbursed
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%	$41,072	$49,435	$0	$2,288
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Administrator

The Funds pay a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the Table 3 on the following page. The Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in Table 3.

Table 3
Administration Fees*		Custody Fees*		Fund Accounting Fees** (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 million Next $50 million Over $100 million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$2,250 $750	All Assets	0.01%	$150 per state

* Subject to minimum fees of $2,000 per month and $400 per month for Administration and Custody fees, respectively.
** The Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $3,875 per Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

Distributor

Shields & Company (the “Distributor”) serves as the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2007, there were sales charges of $41 for the Mid-Cap Fund and no sales charges for the Small-Cap Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Distributor.

3. Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan” ). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $1,438 and $654, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2007. The Distributor has voluntarily waived $360 of these fees for the Small-Cap Fund for the six month period ended May 31, 2007.

4. Purchases and Sales of Investment Securities

For the six month period ended May 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$3,988,656	$5,592,297
Small-Cap Fund	$3,402,718	$2,667,159

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2007.

5. Federal Income Tax

The information shown in the tables on the following page represent: (1) tax components of capital as of November 30, 2006, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2007, and (3) characterization of distributions for federal income tax purposes for the fiscal year ended November 30, 2006.

Table 1	Undistributed		Net Tax Appreciation
	Long-Term Gains	Ordinary Income
Mid-Cap Fund	$583,021	$ -	$3,375,294
Small-Cap Fund	$376,724	$ -	$2,776,347

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of May 31, 2007 are noted below. The net appreciation, depreciation as of May 31, 2007 for the Mid-Cap Fund and the Small-Cap Fund is $3,973,919, and $2,683,317, respectively. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 2	Federal Tax Cost	Aggregate Gross Unrealized
		Appreciation	Depreciation
Mid-Cap Fund	$11,942,828 $7,731,096	$4,136,002	($162,083)
Small-Cap Fund		$2,755,131	($71,814)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Permanent differences such as tax returns of capital and net investment losses, if any, would be reclassified against capital.

Table 3 For the fiscal year ended November 30, 2006	Distributions from
	Ordinary Income	Long-Term Capital Gains
Mid-Cap Fund	$129,082	$1,030,655
Small-Cap Fund	$ -	$262,978

On December 15, 2006, a long-term capital gain distribution of 0.58452 and 0.78311 per share, for the Mid-Cap Fund and the Small-Cap Fund, respectively, was declared. The dividends were paid on December 15, 2006, to shareholders of record on December 14, 2006.

6.	Capital Share Transactions

For the six month period or fiscal year ended	Mid-Cap Fund
	Institutional Shares		Investor Shares
	May 31, 2007	November 30, 2006*	May 31, 2007	November 30, 2006*
Transactions in Capital Shares
Shares sold	266	141,382	943	-
Reinvested distributions	22,892	58,150	730	2,334
Shares repurchased	(138,033)	(26,689)	(4,720)	(3,695)
Net (Decrease) Increase in Capital Shares	(114,875)	172,843	(3,047)	(1,361)
Shares Outstanding, Beginning of Period	846,922	674,079	22,673	24,034
Shares Outstanding, End of Period	732,047	846,922	19,626	22,673

*Audited

  Capital Management Funds

Notes to Financial Statements (Unaudited)

6.	Capital Share Transactions (Continued)

For the six month period or fiscal year ended	Small-Cap Fund
	Institutional Shares		Investor Shares
	May 31, 2007	November 30, 2006*	May 31, 2007	November 30, 2006*
Transactions in Capital Shares
Shares sold	1,087	29,440	-	26
Reinvested distributions	15,386	12,516	406	305
Shares repurchased	(33,843)	(7,505)	(3,736)	(28)
Net (Decrease) Increase in Capital Shares	(17,370)	34,451	(3,330)	303
Shares Outstanding, Beginning of Period	497,476	463,025	9,914	9,611
Shares Outstanding, End of Period	480,106	497,476	6,584	9,914

*Audited

7.	New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in a Fund’s calculation of net asset value per share as late as the Fund’s last such calculation in the first required financial statement period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual Report on May 31, 2008. At this time, management is evaluating the implications of FIN 48 and does not expect its adoption to impact the amounts reported in the financial statements.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Capital Management Funds

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available, without charge, upon request, by calling the fund at 1-888-626-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Changes in Registrant’s Certifying Accountant

On November 15, 2005, Deloitte & Touche LLP was removed as the independent registered public accounting firm for the Trust effective upon the completion of the November 30, 2005 audit of the Funds’ financial statements. Deloitte & Touche LLP was previously engaged as the independent registered public accounting firm to audit the Funds’ financial statements.

Deloitte & Touche LLP issued reports on the Funds’ financial statements as of November 30, 2005 and 2004. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

The decision to remove Deloitte & Touche LLP was approved by the Trust’s Audit Committee and ratified by the Board of Trustees.

At no time preceding the removal of Deloitte & Touche LLP were there any disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the removal of Deloitte & Touche LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur.

The Trust engaged Briggs Bunting & Dougherty, LLP as its new independent registered public accounting firm on November 15, 2005. At no time preceding the engagement of Briggs Bunting & Dougherty, LLP did the Funds consult Briggs Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

The Capital Management Mutual Funds

is a series of the Capital

Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services	Capital Management Associates, Inc.
116 South Franklin Street	140 Broadway
Post Office Drawer 4365	New York, NY 10005
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

World Wide Web @:

nottinghamco.com

Capital Management

Investment Trust

Item 2.   CODE OF ETHICS.

Not applicable.

Item 3.	aUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                 Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	eXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)      Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)	/s/ Ralph J. Scarpa

Ralph J. Scarpa

President, Principal Executive Officer and Principal Financial Officer

Capital Management Investment Trust

Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Ralph J. Scarpa

Ralph J. Scarpa

President, Principal Executive Officer and Principal Financial Officer

Capital Management Investment Trust

Date: July 26, 2007